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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




Investment Company Act file number:  811-4018



Federated High Yield Trust
(Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA  15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


Registrants telephone number, including area code:  412-288-1900

Date of reporting period:  7/1/2007  6/30/2008



Item 1.  Proxy Voting Record.


========================== FEDERATED HIGH YIELD TRUST ==========================


MEDIMEDIA USA, INC/ STAYWELL CUSTOM COMMUNICATIONS LLC/ S

Ticker:                      Security ID:  58470TAA3
Meeting Date: JUL 20, 2007   Meeting Type: Written Consent
Record Date:  JUN 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO CONSENT TO THE PROPOSED AMENDMENTS     For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

R.H. DONNELLEY CORP.

Ticker:       RHD            Security ID:  74955W307
Meeting Date: MAY 15, 2008   Meeting Type: Annual
Record Date:  MAR 21, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director Michael P. Connors         For       For        Management
2     Elect Director Thomas J. Reddin           For       For        Management
3     Elect Director David M. Veit              For       For        Management
4     Ratify Auditors                           For       For        Management
5     Approve Stock Option Exchange Program     For       Against    Management
6     Declassify the Board of Directors         Against   Against    Shareholder
7     Declassify the Board of Directors         For       For        Management


--------------------------------------------------------------------------------

VIRGIN MEDIA INC.

Ticker:       VMED           Security ID:  92769L101
Meeting Date: MAY 21, 2008   Meeting Type: Annual
Record Date:  APR 3, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William R. Huff            For       For        Management
1.2   Elect Director James F. Mooney            For       For        Management
2     Ratify Auditors                           For       For        Management

========== END NPX REPORT




                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                    Federated High Yield Trust


                                By  /s/J. Christopher Donahue
(Signature and Title)           J. Christopher Donahue
                                Principal Executive Officer

Date:  August 22, 2008